UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-307-1760

Date of fiscal year end:

8/31

Date of reporting period:  11/30/10

Item 1.  Schedule of Investments.

Saratoga Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)
Shares			Value

	COMMON STOCK - 97.8%
	ADVERTISING - 2.3%
9,500	Omnicom Group, Inc.		$ 431,680

	AEROSPACE/DEFENSE - 1.8%
3,900	Goodrich Corp.		334,503

	BANKS - 3.1%
13,500	State Street Corp.		583,200

	COMMERCIAL SERVICES - 2.6%
27,200	Quanta Services, Inc. *		478,992

	COMPUTERS - 3.4%
15,100	Hewlett-Packard Co.		633,143

	ENGINEERING & CONSTRUCTION - 3.4%
22,400	Chicago Bridge & Iron Co. NV *		634,144

	ENTERTAINMENT - 4.9%
23,300	Bally Technologies, Inc. *		912,661

	HAND/MACHINE TOOLS - 3.3%
10,500	Stanley Black & Decker, Inc.		625,065

	HEALTHCARE-PRODUCTS - 7.4%
13,000	Baxter International, Inc.		631,150
4,800	Becton Dickinson and Co.		374,064
9,200	Covidien PLC		387,044
			1,392,258
	INSURANCE - 13.7%
13,500	Allstate Corp. (The)		392,985
17,400	Axis Capital Holdings, Ltd.		614,916
14,300	MetLife, Inc.		545,545
12,750	Reinsurance Group of America, Inc.		636,608
7,100	Travelers Cos., Inc. (The)		383,329
			2,573,383
	LEISURE TIME - 4.2%
17,800	WMS Industries, Inc. *		789,430

	LODGING - 2.8%
18,300	Wyndham Worldwide Corp.		526,125

	MACHINERY-DIVERSIFIED - 2.3%
4,100	Flowserve Corp.		432,386

	MISCELLANEOUS MANUFACTURING - 3.0%
15,100	Tyco International, Ltd.		572,139

	OIL & GAS - 3.6%
9,600	Devon Energy Corp.		677,472

	OIL & GAS SERVICES - 13.5%
11,400	Baker Hughes, Inc.		594,624
12,500	Cameron International Corp. *		601,375
16,200	Halliburton Co.		613,008
9,300	Schlumberger, Ltd.		719,262
			2,528,269
	PHARMACEUTICALS - 8.0%
4,700	Abbott Laboratories		218,597
10,400	McKesson Corp.		664,560
12,600	Watson Pharmaceuticals, Inc. *		614,124
			1,497,281
	SOFTWARE - 11.1%
65,800	Activision Blizzard, Inc.		772,492
34,900	CA, Inc.		798,861
19,400	Fidelity National Information Services, Inc.		521,860
			2,093,213
	TELECOMMUNICATIONS - 3.4%
36,600	Corning, Inc.		646,356

	TOTAL COMMON STOCK (Cost - $16,084,984)		18,361,700

	SHORT-TERM INVESTMENTS - 2.5%
475,704	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2010
	(Cost - $475,704)		475,704

	TOTAL INVESTMENTS - 100.3% (Cost - $16,560,688)(a)		$ 18,837,404
	OTHER LIABILITIES LESS ASSETS - (0.3) %		(54,920)
	NET ASSETS - 100.0%		$ 18,782,484

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 2,414,743
		Unrealized depreciation:	(138,027)
		Net unrealized appreciation:	$ 2,276,716

Saratoga Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 99.4%
	APPAREL - 2.6%
7,917	NIKE, Inc.	$ 681,891

	AUTO MANUFACTURERS - 6.6%
62,440	Ford Motor Co. *	995,294
23,175	General Motors Co. * +	792,585
		1,787,879
	BIOTECHNOLOGY - 1.2%
4,185	Alexion Pharmaceuticals, Inc. *	319,943

	COMPUTERS - 15.0%
6,346	Apple, Inc. *	1,974,558
16,259	Cognizant Technology Solutions Corp. - Cl. A *	1,056,510
18,722	NetApp, Inc. *	953,511
		3,984,579
	COSMETICS/PERSONAL CARE - 3.4%
12,026	Estee Lauder Cos., Inc. (The)	900,988

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
15,498	American Express Co.	669,824

	INTERNET - 19.2%
6,439	Amazon.com, Inc. *	1,129,401
8,510	F5 Networks, Inc. *	1,122,299
1,628	Google, Inc. - Cl. A *	904,696
3,824	NetFlix, Inc. * +	787,362
2,903	priceline.com, Inc. *	1,143,927
		5,087,685
	MACHINERY-DIVERSIFIED - 6.8%
9,810	Cummins, Inc.	952,747
11,471	Deere & Co.	856,884
		1,809,631
	MEDIA - 2.3%
14,823	Discovery Communications, Inc. *	604,482

	METAL FABRICATE/HARDWARE - 3.3%
6,270	Precision Castparts Corp.	865,699

	MISCELLANEOUS MANUFACTURING - 3.2%
8,694	Eaton Corp.	838,102

	OIL & GAS SERVICES - 3.9%
12,323	FMC Technologies, Inc. *	1,038,090

	PHARMACEUTICALS - 6.7%
9,711	Allergan, Inc./United States	643,547
17,426	Mylan, Inc./PA *	340,940
13,002	Perrigo Co.	783,240
		1,767,727
	REAL ESTATE - 3.0%
9,975	Jones Lang LaSalle, Inc.	796,205

	RETAIL - 6.3%
3,562	Chipotle Mexican Grill, Inc. - Cl. A *	920,740
13,709	Dollar Tree, Inc. *	753,310
		1,674,050
	SEMICONDUCTORS - 1.4%
5,664	Cree, Inc. *	369,180

	SOFTWARE - 9.6%
12,904	Red Hat, Inc. *	561,324
8,788	Salesforce.com, Inc. *	1,223,464
9,417	Vmware, Inc. - Cl. A *	767,674
		2,552,462
	TELECOMMUNICATIONS - 2.4%
13,683	QUALCOMM, Inc.	639,543

	TOTAL COMMON STOCK (Cost - $19,964,341)	26,387,960

	SHORT-TERM INVESTMENTS - 0.7%
190,930	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2010
	(Cost - $190,930)	190,930

Principal
	COLLATERAL FOR SECURITIES LOANED - 4.3%
$ 1,138,484	BNY Mellon Overnight Government Fund, to yield 0.21%, 12/2/10 with a maturity
	value of $1,138,491 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $1,138,484)	1,138,484

	TOTAL INVESTMENTS - 104.4% (Cost - $21,293,755)(a)	$ 27,717,374
	OTHER LIABILITIES LESS ASSETS - (4.4) %	(1,157,530)
	NET ASSETS - 100.0%	$ 26,559,844

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 6,584,982
	Unrealized depreciation:	(161,363)
	Net unrealized appreciation:	$ 6,423,619

Saratoga Mid Capitalization Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 96.9%
	APPAREL - 1.3%
2,050	VF Corp.	$ 169,904

	AUTO PARTS & EQUIPMENT - 2.9%
1,775	Autoliv, Inc.	130,321
3,400	Tenneco, Inc. *	123,964
2,350	WABCO Holdings, Inc. *	116,795
		371,080
	BANKS - 1.9%
9,900	Associated Banc-Corp .	126,671
10,125	Fifth Third Bancorp	120,994
		247,665
	BEVERAGES - 1.4%
3,400	Hansen Natural Corp. *	180,948

	CHEMICALS - 4.8%
6,875	Celanese Corp.	254,375
1,575	FMC Corp.	122,567
4,500	International Flavors & Fragrances, Inc.	236,340
		613,282
	COAL - 2.4%
3,300	Massey Energy Co.	162,063
1,425	Walter Energy, Inc.	146,262
		308,325
	COMMERCIAL SERVICES - 1.3%
3,400	Towers Watson & Co.	170,680

	DISTRIBUTION/WHOLESALE - 2.1%
5,675	WESCO International, Inc. *	270,811

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
2,550	Affiliated Managers Group, Inc. *	222,896
5,950	Invesco, Ltd.	129,353
		352,249
	ELECTRIC - 6.6%
5,725	American Electric Power Co., Inc.	203,810
11,325	CMS Energy Corp.	203,510
4,600	PG&E Corp.	215,877
3,800	Wisconsin Energy Corp.	228,836
		852,033
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
6,925	GrafTech International, Ltd. *	135,730
1,150	Hubbell, Inc.	65,044
		200,774
	ENERGY EQUIPMENT - 3.5%
5,300	Dresser-Rand Group, Inc. *	201,029
7,325	Superior Energy Services, Inc. *	244,582
		445,611
	ENGINEERING & CONSTRUCTION - 1.9%
4,225	Fluor, Corp.	244,332

	FOOD - 3.0%
3,200	JM Smucker Co. (The)	202,400
2,875	Ralcorp Holdings, Inc. *	178,020
		380,420
	HOUSEHOLD PRODUCTS/WARES - 1.4%
6,050	Jarden Corp.	185,735

	INSURANCE - 8.9%
3,325	ACE, Ltd.	194,579
6,575	Allstate Corp. (The)	191,398
5,650	Reinsurance Group of America, Inc.	282,105
6,850	Willis Group Holdings PLC	218,036
13,100	XL Group PLC	257,546
		1,143,664
	INVESTMENT COMPANIES - 3.2%
18,075	Apollo Investment Corp.	190,872
13,850	Ares Capital Corp.	227,556
		418,428
	LIFE SCIENCE TOOLS - 0.9%
2,350	Thermo Fisher Scientific, Inc. *	119,521

	MACHINERY - 0.9%
1,225	Eaton Corp.	118,090

	MACHINERY-DIVERSIFIED - 1.9%
2,325	Flowserve Corp.	245,195

	MEDIA - 3.5%
15,475	CBS Corp.	260,599
4,200	Omnicom Group, Inc.	190,848
		451,447
	MISCELLANEOUS MANUFACTURING - 4.8%
4,075	Cooper Industries PLC	222,087
5,925	Ingersoll-Rand PLC	242,925
2,375	SPX Corp.	155,990
		621,002
	OIL & GAS - 7.7%
3,175	Cimarex Energy Co.	255,714
2,375	Concho Resources, Inc. - Midland TX *	196,531
3,100	Noble Energy, Inc.	251,875
3,525	Pioneer Natural Resources Co.	282,388
		986,508
	PACKAGING & CONTAINERS - 4.1%
8,675	Crown Holdings, Inc. *	269,185
10,175	Packaging Corp. of America	260,989
		530,174
	PHARMACEUTICALS - 2.5%
12,678	Valeant Pharmaceuticals International, Inc. +	327,990

	PIPELINES - 1.6%
15,150	El Paso Corp.	204,374

	REITS - 6.1%
5,500	Apartment Investment & Management Co.	132,660
4,175	Camden Property Trust	213,216
5,825	Corporate Office Properties Trust	197,526
14,548	Host Hotels & Resorts, Inc.	239,751
		783,153
	RETAIL - 4.8%
6,075	Big Lots, Inc. *	186,199
6,250	Collective Brands, Inc. *	105,563
3,325	Dollar General Corp. * +	109,193
3,175	Phillips-Van Heusen Corp.	215,391
		616,346
	SEMICONDUCTORS - 2.8%
6,150	Altera Corp.	215,803
5,825	Skyworks Solutions, Inc. *	148,246
		364,049
	SOFTWARE - 3.6%
3,725	Adobe Systems, Inc. *	103,294
2,175	Intuit, Inc. *	97,636
14,925	Nuance Communications, Inc. *	263,798
		464,728
	TELECOMMUNICATIONS - 0.8%
2,725	Polycom, Inc. *	100,839

	TOTAL COMMON STOCK (Cost - $10,399,621)	12,489,357

	EXCHANGE TRADED FUNDS - 2.9%
	EQUITY FUND - 2.9%
8,825	iShares Russell Midcap Value Index Fund +
	(Cost - $346,728)	371,886

	SHORT-TERM INVESTMENTS - 0.2%
31,282	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2010
	(Cost - $31,282)	31,282

Principal
	COLLATERAL FOR SECURITIES LOANED - 4.7%
$ 602,029	BNY Mellon Overnight Government Fund, to yield 0.21%, 12/2/10 with a maturity
	value of $602,033 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $602,029)	602,029

	TOTAL INVESTMENTS - 104.7% (Cost - $11,379,660)(a)	$ 13,494,554
	OTHER LIABILITIES LESS ASSETS - (4.7) %	(610,550)
	NET ASSETS - 100.0%	$ 12,884,004

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	2,224,334
	Unrealized depreciation:	(109,440)
	Net unrealized appreciation:	2,114,894

Saratoga Small Cap Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 94.8%
	AEROSPACE/DEFENSE - 1.4%
6,300	AAR Corp. *	$ 154,728

	APPAREL - 2.5%
6,900	Carter's, Inc. *	218,454
2,600	Hanesbrands, Inc. *	70,590
		289,044
	AUTO PARTS & EQUIPMENT - 1.1%
2,100	BorgWarner Inc. *	126,714

	BANKS - 5.5%
10,100	First Midwest Bancorp, Inc.	94,637
19,100	National Penn Bancshares, Inc.	128,161
5,800	Prosperity Bancshares, Inc.	188,732
10,300	Trustmark Corp.	219,802
		631,332
	CHEMICALS - 2.0%
11,200	RPM International, Inc.	229,376

	COMMERCIAL SERVICES - 3.1%
2,700	MAXIMUS, Inc.	163,890
3,700	Towers Watson & Co.	185,740
		349,630
	COMPUTERS - 2.5%
12,700	Netscout Systems, Inc. *	280,543

	DISTRIBUTION/WHOLESALE - 2.0%
8,200	Owens & Minor, Inc.	231,650

	ELECTRIC - 6.9%
9,500	Cleco Corp.	288,135
11,300	Portland General Electric Co.	239,221
10,700	Westar Energy, Inc.	266,537
		793,893
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
7,100	General Cable Corp. *	232,809

	ENGINEERING & CONSTRUCTION - 4.3%
5,900	Chicago Bridge & Iron Co. NV *	167,029
4,400	EMCOR Group, Inc. *	117,920
11,100	Tutor Perini Corp.	211,455
		496,404
	FOOD - 3.6%
5,300	J&J Snack Foods Corp.	242,475
3,500	TreeHouse Foods, Inc. *	173,880
		416,355
	HEALTHCARE-PRODUCTS - 3.6%
4,200	Teleflex, Inc.	209,748
5,400	West Pharmaceutical Services, Inc.	204,768
		414,516
	HEALTHCARE-SERVICES - 1.7%
3,900	Magellan Health Services, Inc. *	189,930

	INSURANCE - 7.5%
7,700	Argo Group International Holdings, Ltd.	283,976
7,300	Aspen Insurance Holdings, Ltd.	210,970
7,700	Protective Life Corp.	181,104
7,200	Tower Group, Inc.	185,184
		861,234
	MACHINERY-DIVERSIFIED - 1.0%
2,500	Wabtec Corp/DE	115,575

	MISCELLANEOUS MANUFACTURING - 7.1%
4,350	AO Smith Corp.	171,434
4,000	Aptargroup, Inc.	182,680
9,700	Barnes Group, Inc.	185,173
6,200	Brink's Co. (The)	152,148
3,300	Crane Co.	123,684
		815,119
	OIL & GAS - 1.1%
6,200	Stone Energy Corp. *	128,092

	OIL & GAS SERVICES - 2.1%
4,100	Oil States International, Inc. *	243,253

	REITS - 7.7%
6,300	Corporate Office Properties Trust	213,633
9,100	LaSalle Hotel Properties	216,580
7,500	Senior Housing Properties Trust	167,475
5,800	Tanger Factory Outlet Centers	278,284
		875,972
	RETAIL - 9.4%
3,700	BJ's Wholesale Club, Inc. *	169,497
4,000	Buckle, Inc. (The) +	152,600
4,400	Childrens Place Retail Stores, Inc. (The) *	228,404
5,900	Dick's Sporting Goods, Inc. *	201,839
8,500	Finish Line, Inc. (The)	151,725
8,800	Jack in the Box, Inc. *	177,012
		1,081,077
	SAVINGS & LOANS - 4.2%
15,000	Astoria Financial Corp.	180,600
10,300	First Niagara Financial Group, Inc.	127,566
11,400	Washington Federal, Inc.	168,264
		476,430
	SOFTWARE - 2.5%
10,900	JDA Software Group, Inc. *	287,815

	TELECOMMUNICATIONS - 3.5%
3,000	GeoEye, Inc. *	119,580
8,900	Netgear, Inc. *	282,842
		402,422
	TRANSPORTATION - 6.5%
7,900	Arkansas Best Corp.	194,617
6,000	Bristow Group, Inc. *	263,460
2,700	Genesee & Wyoming, Inc. *	128,223
5,400	Old Dominion Freight Line, Inc. *	155,952
		742,252

	TOTAL COMMON STOCK (Cost - $9,118,480)	10,866,165

	SHORT-TERM INVESTMENTS - 5.1%
581,622	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2010
	(Cost - $581,622)	581,622
Principal
	COLLATERAL FOR SECURITIES LOANED - 1.3%
$ 156,000	BNY Mellon Overnight Government Fund, to yield 0.21%, 12/2/10 with a maturity
	value of $156,001 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $156,000)	156,000

	TOTAL INVESTMENTS - 101.2% (Cost - $9,856,102)(a)	$ 11,603,787
	OTHER LIABILITIES LESS ASSETS - (1.2) %	(140,912)
	NET ASSETS - 100.0%	$ 11,462,875

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	1,866,986
	Unrealized depreciation:	(119,301)
	Net unrealized appreciation:	1,747,685

Saratoga International Equity Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)
Shares			Value

	COMMON STOCK - 98.9%
	AGRICULTURE - 6.0%
4,370	British American Tobacco PLC		$ 158,875
127,800	China Green Holdings, Ltd.		129,143
3,770	Philip Morris International, Inc. - ADR		214,475
			502,493
	APPAREL - 2.4%
128,000	Peak Sport Products Co., Ltd.		92,831
30,200	Yue Yuen Industrial Holdings, Ltd.		109,133
			201,964
	BANKS - 6.4%
250	BNP Paribas		14,851
3,440	BNP Paribas - ADR		101,618
4,220	Credit Suisse Group AG		156,836
7,800	DBS Group Holdings, Ltd.		82,643
1,570	DBS Group Holdings, Ltd. - ADR		66,427
2,417	Qatar National Bank SAQ		115,650
			538,025
	BEVERAGES - 0.8%
292,000	Thai Beverage PCL		64,125

	BUILDING MATERIALS - 0.8%
4,000	CRH PLC - ADR		70,160

	CHEMICALS - 3.2%
4,700	Industries Qatar		165,476
1,510	K+S AG		101,540
			267,016
	COMMERCIAL SERVICES - 4.7%
51,210	Hays PLC		86,140
442,015	Xiamen International Port Co., Ltd.		86,398
236,400	Zhejiang Expressway Co., Ltd.		222,258
			394,796
	COMPUTERS - 2.1%
480	Obic Co., Ltd.		86,743
1,190	Wincor Nixdorf AG		88,308
			175,051
	COSMETICS/PERSONAL CARE - 1.7%
6,900	Shiseido Co., Ltd.		144,361

	DISTRIBUTION/WHOLESALE - 1.4%
4,500	Mitsubishi Corp.		113,783

	DIVERSIFIED FINANCIAL SERVICES - 4.5%
66,000	China Everbright, Ltd.		153,773
11,270	ICAP PLC		83,456
33,610	Man Group PLC		138,509
			375,738
	ELECTRIC - 1.8%
12,300	AES Tiete SA		151,429

	ELECTRONICS - 0.9%
11,600	Venture Corp, Ltd.		79,151

	ENGINEERING & CONSTRUCTION - 7.4%
37,834	Cardno, Ltd.		181,157
45,600	Carillion PLC		235,855
29,870	Raubex Group, Ltd.		96,976
4,370	WorleyParsons, Ltd.		105,394
			619,382
	ENTERTAINMENT - 2.8%
41,180	Ladbrokes PLC		79,323
3,000	Sankyo Co., Ltd.		158,954
			238,277
	FOOD - 3.7%
2,340	Carrefour SA		106,224
3,460	Danone		203,319
			309,543
	HEALTHCARE-PRODUCTS - 1.0%
38,190	Fisher & Paykel Healthcare Corp., Ltd.		84,636

	HOME BUILDERS - 1.1%
8,000	Daiwa House Industry Co., Ltd.		90,311

	HOUSEHOLD PRODUCTS/WARES - 1.8%
2,780	Reckitt Benckiser Group PLC		147,546

	INSURANCE - 4.1%
4,340	AXA SA - ADR		62,236
3,000	Power Corp. of Canada - Canada		79,663
9,530	Prudential PLC		84,485
2,510	Vienna Insurance Group AG Wiener Versicherung Gruppe		117,162
			343,546
	INVESTMENT COMPANIES - 1.4%
1,690	Eurazeo		115,443

	LODGING - 0.8%
286,000	NagaCorp, Ltd.		63,976

	MACHINERY-DIVERSIFIED - 2.8%
2,530	Alstom SA		104,523
1,160	Pfeiffer Vacuum Technology AG		130,637
			235,160
	MEDIA - 2.9%
27,900	Television Broadcasts, Ltd.		138,228
4,420	Vivendi SA		108,082
			246,310
	MINING - 6.2%
2,600	Anglo American PLC		114,162
7,940	Impala Platinum Holdings, Ltd.		226,717
4,750	MMC Norilsk Nickel - ADR		93,908
5,400	Sumitomo Metal Mining Co., Ltd.		84,016
			518,803
	MISCELLANEOUS MANUFACTURING - 1.3%
6,260	Aalberts Industries NV		110,020

	OFFICE/BUSINESS EQUIPMENT - 3.8%
3,800	Canon, Inc.		179,069
1,590	Neopost SA		140,852
			319,921
	OIL & GAS - 4.4%
420	Bashneft OAO *		87,465
4,270	Royal Dutch Shell PLC		128,885
3,140	Total SA		153,069
			369,419
	OIL & GAS SERVICES - 1.9%
7,820	SBM Offshore NV		156,282

	PHARMACEUTICALS - 4.2%
1,300	Roche Holding AG - ADR		44,746
300	Roche Holding AG		41,352
3,000	Sanofi-Aventis SA - ADR		91,560
5,200	Santen Pharmaceutical Co., Ltd.		179,173
			356,831
	RETAIL - 3.5%
22,603	Esprit Holdings, Ltd.		108,791
77,310	Game Group PLC		83,462
28,920	Kingfisher PLC		105,985
			298,238
	SEMICONDUCTORS - 1.4%
1,900	Rohm Co., Ltd.		114,524

	TELECOMMUNICATIONS - 2.9%
8,240	Nokia OYJ - ADR		76,055
6,540	Vodafone Group PLC - ADR		163,892
			239,947
	TRANSPORTATION - 1.6%
8,110	Deutsche Post AG		131,571

	WATER - 1.2%
5,460	Suez Environnement Co.		97,538

	TOTAL COMMON STOCK (Cost - $8,036,597)		8,285,316

	SHORT-TERM INVESTMENTS - 0.8%
67,073	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2010
	(Cost - $67,073)		67,073

	TOTAL INVESTMENTS - 99.7% (Cost - $8,103,670)(a)		$ 8,352,389
	OTHER ASSETS LESS LIABILITIES - 0.3%		58,558
	NET ASSETS - 100.0%		$ 8,410,947

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 721,762
		Unrealized depreciation:	(473,043)
		Net unrealized appreciation:	$ 248,719

Saratoga Health & Biotechnology Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 98.8%
	BIOTECHNOLOGY - 12.8%
16,200	Amgen, Inc. *	$ 853,578
11,500	Biogen Idec, Inc. *	735,655
5,100	Genzyme Corp. *	363,222
		1,952,455
	ELECTRONICS - 5.6%
11,100	Waters Corp. *	853,257

	HEALTHCARE-PRODUCTS - 11.3%
8,400	Affymetrix, Inc. * +	34,944
23,300	Boston Scientific Corp. * +	149,586
14,600	CareFusion Corp. *	333,902
10,800	Johnson & Johnson	664,740
8,900	Medtronic, Inc.	298,417
4,200	Techne Corp.	252,294
		1,733,883
	HEALTHCARE-SERVICES - 12.3%
12,800	Centene Corp. *	297,600
12,750	Molina Healthcare, Inc. *	323,723
24,000	UnitedHealth Group, Inc.	876,480
7,000	WellPoint, Inc. *	390,180
		1,887,983
	PHARMACEUTICALS - 56.8%
26,800	AmerisourceBergen Corp.	826,780
15,000	AstraZeneca PLC +	703,950
18,700	Cardinal Health, Inc.	665,346
10,186	Corcept Therapeutics, Inc. *	39,725
16,500	Eli Lilly & Co.	555,390
19,700	GlaxoSmithKline PLC	754,116
42,000	King Pharmaceuticals, Inc. *	594,300
8,000	McKesson Corp.	511,200
5,200	Medicis Pharmaceutical Corp.	137,020
14,500	Novartis AG +	774,445
20,000	Par Pharmaceutical Cos., Inc. *	718,600
31,500	Pfizer, Inc.	513,135
51,726	PharMerica Corp. *	561,744
22,300	Sanofi-Aventis SA	680,596
2,500	Targacept, Inc. *	53,000
12,300	Teva Pharmaceutical Industries, Ltd.	615,492
		8,704,839

	TOTAL COMMON STOCK (Cost - $14,245,778)	15,132,417

	SHORT-TERM INVESTMENTS - 1.0%
156,212	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2010
	(Cost - $156,212)	156,212
Principal
	COLLATERAL FOR SECURITIES LOANED - 10.0%
$ 1,524,890	BNY Mellon Overnight Government Fund, to yield 0.21%, 12/2/10 with a maturity
	value of $1,524,899 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $1,524,890)	1,524,890

	TOTAL INVESTMENTS - 109.8% (Cost - $15,926,880)(a)	$ 16,813,519
	OTHER LIABILITIES LESS ASSETS - (9.8) %	(1,501,980)
	NET ASSETS - 100.0%	$ 15,311,539

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,513,268
	Unrealized depreciation:	(1,626,629)
	Net unrealized appreciation:	$ 886,639

Saratoga Technology & Communications Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 98.2%
	AUTO MANUFACTURERS - 1.5%
19,908	Tesla Motors, Inc. * +	$ 703,350

	BIOTECHNOLOGY - 4.7%
9,195	Alexion Pharmaceuticals, Inc. *	702,958
16,060	Celgene Corp. *	953,643
9,961	Illumina, Inc. * +	598,855
		2,255,456
	CHEMICALS - 2.0%
15,800	Monsanto Co.	946,736

	COMMERCIAL SERVICES - 2.8%
5,100	51job, Inc. - ADR *	258,774
36,849	SuccessFactors, Inc. *	1,111,734
		1,370,508
	COMPUTERS - 16.3%
7,783	Apple, Inc. *	2,421,680
25,986	Cognizant Technology Solutions Corp. - Cl. A *	1,688,570
110,004	EMC Corp. *	2,363,986
15,100	STEC, Inc. *	256,625
26,397	Teradata Corp. *	1,084,653
		7,815,514
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
19,462	Universal Display Corp. *	481,879

	ELECTRONICS - 0.8%
14,080	Sensata Technologies Holding NV *	391,424

	HEALTHCARE-PRODUCTS - 3.8%
6,445	HeartWare International, Inc. * +	592,682
18,203	Thoratec Corp. *	463,357
28,655	Volcano Corp. *	760,790
		1,816,829
	INTERNET - 10.1%
6,876	Baidu, Inc./China - ADR *	722,324
10,015	F5 Networks, Inc. *	1,320,778
8,180	OpenTable, Inc. *	593,377
24,200	Rackspace Hosting, Inc. * +	705,914
23,781	Sina Corp/China *	1,522,460
		4,864,853
	LODGING - 1.4%
14,300	Home Inns & Hotels Management, Inc. - ADR *	680,823

	MACHINERY-CONSTRUCTION & MINING - 0.5%
3,200	Joy Global, Inc.	244,224

	MACHINERY-DIVERSIFIED - 1.5%
25,204	Cognex Corp.	704,704

	PHARMACEUTICALS - 0.6%
6,118	Salix Pharmaceuticals Ltd. *	273,169

	SEMICONDUCTORS - 8.3%
19,500	Altera Corp.	684,255
11,905	Cavium Networks, Inc. *	438,044
16,577	Mellanox Technologies Ltd. *	395,030
14,965	Rovi Corp. *	825,619
22,200	Texas Instruments, Inc.	705,960
33,600	Xilinx, Inc.	911,232
		3,960,140
	SOFTWARE - 25.4%
13,300	Autodesk, Inc. *	469,357
14,398	Cerner Corp. *	1,265,008
3,508	Citrix Systems, Inc. *	233,001
172,675	Compuware Corp. *	1,778,553
7,041	Informatica Corp. *	290,653
25,710	Intuit, Inc. *	1,154,122
88,027	Oracle Corp.	2,380,250
32,600	Parametric Technology Corp. *	698,292
21,940	Red Hat, Inc. *	954,390
6,517	Salesforce.com, Inc. *	907,297
23,500	Smith Micro Software, Inc. *	351,090
30,440	VeriFone Systems, Inc. *	1,057,790
7,555	VMware, Inc. - Cl. A *	615,884
		12,155,687
	TELECOMMUNICATIONS - 17.5%
9,803	Acme Packet, Inc. *	480,151
8,821	American Tower Corp. *	446,078
36,776	Aruba Networks, Inc. *	779,651
37,163	Ciena Corp. * +	563,019
61,117	Corning, Inc.	1,079,326
10,941	Crown Castle International Corp. *	454,489
38,300	JDS Uniphase Corp. *	454,621
13,600	Juniper Networks, Inc. *	462,672
18,644	LogMeIn, Inc. *	816,421
51,084	QUALCOMM, Inc.	2,387,666
12,301	SBA Communications Corp. - Cl. A *	481,584
		8,405,678

	TOTAL COMMON STOCK (Cost - $40,559,811)	47,070,974

	SHORT-TERM INVESTMENTS - 7.4%
	MONEY MARKET FUND - 7.4%
3,528,647	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2010
	(Cost - $3,528,647)	3,528,647

Principal
	COLLATERAL FOR SECURITIES LOANED - 5.3%
$ 2,551,780	BNY Mellon Overnight Government Fund, to yield 0.21%, 12/2/10 with a maturity
	value of $2,551,795 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $2,551,780)	2,551,780

	TOTAL INVESTMENTS - 110.9% (Cost - $46,640,238)(a)	$ 53,151,401
	OTHER LIABILITIES LESS ASSETS - (10.9) %	(5,220,542)
	NET ASSETS - 100.0%	$ 47,930,859

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 6,703,602
	Unrealized depreciation:	(192,439)
	Net unrealized appreciation:	$ 6,511,163

Saratoga Energy & Basic Materials Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 98.6%
	CHEMICALS - 9.8%
2,480	Air Products & Chemicals, Inc.	$ 213,826
5,509	Dow Chemical Co. (The)	171,771
8,029	LyondellBasell Industries NV *	234,527
		620,124
	COAL - 6.0%
5,863	Consol Energy, Inc.	246,011
2,634	Massey Energy Co.	129,356
		375,367
	ELECTRIC - 3.2%
16,893	Calpine Corp. *	204,405

	ENGINEERING & CONSTRUCTION - 4.5%
10,163	Foster Wheeler AG *	284,564

	IRON/STEEL - 3.8%
3,535	Cliffs Natural Resources, Inc.	241,582

	MINING - 3.9%
2,458	Freeport-McMoRan Copper & Gold, Inc.	249,045

	OIL & GAS - 38.5%
4,501	Anadarko Petroleum Corp.	288,784
2,424	Apache Corp.	260,919
13,067	BG Group PLC	236,311
2,870	Chevron Corp.	232,384
2,652	Devon Energy Corp.	187,152
3,775	Hess Corp.	264,439
5,271	Plains Exploration & Production Co. *	151,067
7,853	Pride International, Inc. *	244,228
5,896	Southwestern Energy Co. *	213,435
2,233	Total SA	108,903
3,592	Transocean Ltd. *	240,772
		2,428,394
	OIL & GAS SERVICES - 25.0%
5,850	Baker Hughes, Inc.	305,136
5,751	Cameron International Corp. *	276,681
5,430	Halliburton Co.	205,471
11,066	Newpark Resources, Inc. *	63,298
18,638	Petroleum Geo-Services ASA *	227,131
3,856	Schlumberger Ltd.	298,223
15,099	Tesco Corp. *	199,458
		1,575,398
	PIPELINES - 3.9%
18,354	El Paso Corp.	247,595

	TOTAL COMMON STOCK (Cost - $4,796,208)	6,226,474

	SHORT-TERM INVESTMENTS - 1.6%
	MONEY MARKET FUND - 1.6%
99,117	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2010	99,117
	(Cost - $99,117)

	TOTAL INVESTMENTS - 100.2% (Cost - $4,895,325)	$ 6,325,591
	OTHER LIABILITIES LESS ASSETS - (0.2) %	(12,930)
	NET ASSETS - 100.0%	$ 6,312,661

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,509,397
	Unrealized depreciation:	(79,131)
	Net unrealized appreciation:	$ 1,430,266

Saratoga Financial Services Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 96.7%
	BANKS - 37.7%
3,410	Bank of America Corp.	$ 37,340
17,901	Citigroup, Inc. *	75,184
5,533	Fifth Third Bancorp	66,119
458	Goldman Sachs Group, Inc. (The)	71,512
1,913	JPMorgan Chase & Co.	71,508
599	M&T Bank Corp.	46,099
812	PNC Financial Services Group, Inc.	43,726
1,098	State Street Corp.	47,434
2,603	US Bancorp	61,899
2,709	Wells Fargo & Co.	73,712
		594,533
	COMMERCIAL SERVICES - 3.1%
668	Visa, Inc. - Cl. A	49,332

	DIVERSIFIED FINANCIAL SERVICES - 26.3%
486	Affiliated Managers Group, Inc. *	42,481
1,764	American Express Co.	76,240
918	Ameriprise Financial, Inc.	47,589
329	BlackRock, Inc. - Cl. A	53,627
5,000	BM&F Bovespa SA	38,036
2,165	Discover Financial Services	39,576
650	Franklin Resources, Inc.	74,157
732	T Rowe Price Group, Inc.	42,698
		414,404
	INSURANCE - 23.2%
779	ACE Ltd.	45,587
1,242	Aflac, Inc.	63,963
538	Berkshire Hathaway, Inc. *	42,868
1,567	MetLife, Inc.	59,781
1,169	Prudential Financial, Inc.	59,245
942	Travelers Cos, Inc. (The)	50,859
2,042	Unum Group	43,883
		366,186
	REAL ESTATE - 2.1%
1,681	CB Richard Ellis Group, Inc. - Cl. A *	32,258

	REITS - 4.3%
545	Alexandria Real Estate Equities, Inc.	36,379
605	Digital Realty Trust, Inc.	31,775
		68,154

	TOTAL COMMON STOCK (Cost - $1,416,450)	1,524,867

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
35,028	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2010	35,028
	(Cost - $35,028)

	TOTAL INVESTMENTS - 98.9% (Cost - $1,451,478)(a)	$ 1,559,895
	OTHER ASSETS LESS LIABILITIES - 1.1%	16,911
	NET ASSETS - 100.0%	$ 1,576,806

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 147,324
	Unrealized depreciation:	(38,907)
	Net unrealized appreciation:	$ 108,417

Saratoga Investment Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)

Principal		Value
	U.S. GOVERNMENT AND AGENCIES - 38.0%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.8%
$ 133,776	5.375%, 8/15/11	$ 136,153
800,000	5.125%, 10/18/16 +	935,608
		1,071,761
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.1%
700,000	4.125%, 4/15/14	771,337
500,000	5.000%, 4/15/15 +	575,090
500,000	2.250%, 2/24/12	502,025
		1,848,452
	U.S. TREASURY NOTES - 9.7%
200,000	4.000%, 11/15/12	213,969
500,000	3.000%, 9/30/16	534,394
115,000	3.625%, 8/15/19	124,672
300,000	2.250%, 5/31/14	313,934
		1,186,969
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 4.4%
500,000	1.375%, 1/15/20 +	539,063

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $4,289,854)	4,646,245

	CORPORATE BONDS AND NOTES - 60.7%
	BANKS - 11.5%
240,000	Bank of America Corp., 5.75%, 12/1/17	248,798
460,000	BB&T Corp., 3.375%, 9/25/13 +	482,830
390,000	Citigroup, Inc., 5.30%, 10/17/12	414,543
250,000	Morgan Stanley, 5.625%, 1/9/12	262,003
		1,408,174
	CHEMICALS - 2.7%
300,000	Monsanto Co., 7.375%, 8/15/12	331,377

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.7%
200,000	Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49	204,408

	DIVERSIFIED FINANCIAL SERVICES - 11.2%
500,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11	518,410
628,000	General Electric Capital Corp., 5.500%, 1/8/20 +	673,448
100,000	John Deere Capital Corp., 4.90%, 9/9/13	109,844
65,000	National Rural Utilities Cooperative Finance Corp., 4.35%, 11/15/11	66,688
		1,368,390
	ELECTRIC - 7.8%
200,000	DPL, Inc., 6.875%, 9/1/11	208,726
510,000	FPL Group Capital, Inc., 5.625%, 9/1/11	527,840
200,000	Public Service Electric & Gas Co., 5.125%, 9/1/12	213,546
		950,112
	GAS - 4.4%
400,000	Consolidated Natural Gas Co., 6.250%, 11/1/11	418,408
100,000	Southern California Gas Co., 5.500%, 3/15/14	112,151
		530,559
	HEALTHCARE-PRODUCTS - 2.7%
300,000	Hospira, Inc., 5.90%, 6/15/14	334,983

	INSURANCE - 9.4%
275,000	PartnerRe Finance LLC, 5.500%, 6/1/20	284,435
170,000	Protective Life Corp., 7.375%, 10/15/19	187,039
300,000	Prudential Financial, Inc., 6.00%, 12/1/17	335,730
320,000	WR Berkley Corp., 5.60%, 5/15/15	344,029
		1,151,233
	MACHINERY-CONSTRUCTION & MINING - 0.8%
100,000	Caterpillar, Inc., 6.55%, 5/1/11	102,292

	OIL & GAS SERVICES - 4.7%
210,000	Smith International, Inc., 9.75%, 3/15/19	293,145
220,000	Weatherford International, Ltd., 9.625%, 3/1/19	284,585
		577,730
	REITS - 3.0%
325,000	Health Care REIT, Inc., 5.875%, 5/15/15	360,796

	TELECOMMUNICATIONS - 0.8%
100,000	Verizon Communications, Inc., 5.35%, 2/15/11	100,866

	TOTAL CORPORATE BONDS AND NOTES (Cost - $6,980,667)	7,420,920
Shares
	SHORT-TERM INVESTMENTS - 0.6%
79,936	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.01%, 12/1/10
	(Cost - $79,936)	79,936
Principal
	COLLATERAL FOR SECURITIES LOANED - 16.8%
$ 2,054,565	BNY Mellon Overnight Government Fund, to yield 0.21%, 12/2/10 with a maturity
	value of $2,054,577 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $2,054,565)	2,054,565

	TOTAL INVESTMENTS - 116.1% (Cost - $13,405,022) (a)	$ 14,201,666

	OTHER ASSETS AND LIABILITIES - (16.1)%	(1,973,587)

	TOTAL NET ASSETS - 100.0%	$ 12,228,079

+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 796,880
	Unrealized depreciation:	(236)
	Net unrealized appreciation:	$ 796,644

Saratoga Municipal Bond Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)
Principal		Value
	MUNICIPAL BONDS - 85.9%
	ALASKA - 4.0%
	Education - 4.0%
$ 150,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20	$ 165,673

	CALIFORNIA - 8.6%
	Education - 3.3%
125,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA	138,979
	General Obligation - 5.3%
100,000	Grossmont-Cuyamaca. CA Community College District, Series B, 5.00%, 8/1/23	116,232
100,000	State of California, Variable Purpose, 5.00%, 3/1/21	104,629
		220,861
		359,840
	COLORADO - 2.4%
	Public Facilities - 2.4%
100,000	Denver, CO City & County Excise Tax Revenue, 5.50%, 9/1/17, FSA	101,270

	CONNECTICUT - 2.5%
	General Obligation - 2.5%
100,000	Wilton, CT, 2.00%, 2/1/15	102,568

	DELAWARE - 3.4%
	General Obligation - 3.4%
135,000	State of Delaware - Series 2009A, 4.00%, 1/1/13	144,063

	FLORIDA - 4.6%
	Education - 2.1%
75,000	Florida State Board of Education, 5.00%, 1/1/18	86,549
	General Obligation - 2.5%
100,000	Tampa, FL Sales Tax Revenue, 4.50%, 10/1/20	106,568
		193,117
	INDIANA - 3.0%
	General Obligation - 3.0%
110,000	State of Indiana Financial Authority, 5.00%, 7/1/19	125,746

	IOWA - 2.4%
	Education - 2.4%
100,000	University of Iowa Revenue, 3.50%, 7/1/22	98,725

	KENTUCKY - 3.6%
	Education - 3.6%
150,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23	151,959

	MAINE - 3.4%
	Education - 3.4%
140,000	University of Maine System Revenue, 4.50%, 3/1/26	142,670

	MINNESOTA - 2.5%
	Education - 2.5%
100,000	St. Paul Independent School District, 5.00%, 2/1/12	104,994

	MISSOURI - 3.5%
	Education - 3.5%
130,000	Kirksville R-III School District, 5.00%, 3/1/20	146,669

	NEW JERSEY - 4.4%
	General Obligation - 3.1%
125,000	Passaic, NJ, 3.25%, 8/1/18	129,539
	Housing - 1.3%
50,000	New Jersey Economic Development Authority, 5.35%, 2/1/38, MBIA	55,595
		185,134
	NEW YORK - 9.5%
	Education - 5.7%
100,000	City of Buffalo School District - Series A, 5.00%, 5/1/19	114,894
130,000	Dunkirk, NY City School District, 3.50%, 6/15/23	125,923
		240,817
	General Obligation - 3.8%
150,000	City of New York, 5.00%, 8/1/23, FSA	157,101
		397,918
	NORTH CAROLINA - 6.3%
	General Obligation - 2.5%
100,000	Mecklenburg County, Series B, 4.50%, 2/1/18	104,363
	Water/Sewer - 3.8%
150,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23	158,237
		262,600
	PENNSYLVANIA - 3.6%
	General Obligation - 3.6%
150,000	Philadelphia, 4.90%, 9/15/20, FSA	150,486

	SOUTH DAKOTA - 2.7%
	General Obligation - 2.7%
100,000	Heartland Consumers Power District Electric, Revenue, 6.00%, 1/1/17, FSA	110,958

	TEXAS - 6.3%
	General Obligation - 2.6%
100,000	San Antonio, TX Electric & Gas, Revenue, 4.00%, 2/1/16	109,831
	Water/Sewer - 3.7%
150,000	State Water Assistance, Series A, 4.50%, 8/1/22	151,620
		261,451
	UTAH - 3.9%
	Education - 3.9%
150,000	State Board Regents Revenue, 5.25%, 12/1/14, AMBAC	163,252

	WEST VIRGINIA - 2.9%
	Housing - 2.9%
130,000	West Virginia Economic Development Authority - Series A, 5.35%, 6/15/26, MBIA	122,617

	WISCONSIN - 2.4%
	Health/Hospital - 2.4%
100,000	State Health & Educational Facilities Authority, Revenue, 5.25%, 8/15/19, AMBAC	100,047

	TOTAL MUNICIPAL BONDS (Cost - $3,565,754)	3,591,757
Shares
	SHORT-TERM INVESTMENTS - 15.0%
	MONEY MARKET FUND - 15.0%
625,392	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/2010
	(Cost - $625,392)	625,392

	TOTAL INVESTMENTS - 100.9% (Cost - $4,191,147) (a)	$ 4,217,149
	OTHER LIABILITIES LESS ASSETS - (0.9)%	(38,679)
	TOTAL NET ASSETS - 100.0%	$ 4,178,470

AMBAC	Insured by AMBAC Indemnity Corporation
FSA	Insured by Federal Security Assurance
MBIA	Insured by Municipal Bond Insurance Association

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 47,575
	Unrealized depreciation:	(21,573)
	Net unrealized appreciation:	$ 26,002

Saratoga US Government Money Market Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)

Principal		Value
	U.S. GOVERNMENT - 10.2%
	UNITED STATES TREASURY BILLS - 10.2%
2,000,000	To Yield 0.240%, 9/22/11	$ 1,996,066

	U.S. GOVERNMENT AGENCIES - 16.3%
	FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTES - 11.2%
1,200,000	To Yield 0.245%, 1/19/11	1,199,600
1,000,000	To Yield 0.203%, 2/22/11	999,539
		2,199,139
	FEDERAL NATIONAL MORTGAGE DISCOUNT NOTES - 5.1%
1,000,000	To Yield 0.245%, 1/12/11	999,714

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $3,198,853)	3,198,853

	REPURCHASE AGREEMENT - 73.3%
14,424,000	Bank of America, 0.21%, due 12/1/10 with a full maturity value of $14,424,087
	(Fully collateralized by U.S. government agencies and obligations)
	(Cost - $14,424,000)	14,424,000

	TOTAL INVESTMENTS - 99.8% (Cost - $19,618,919)	$ 19,618,919

	OTHER ASSETS AND LIABILITIES - 0.2%	46,063

	TOTAL NET ASSETS - 100.0%	$ 19,664,982

Saratoga Advantage Trust
PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2010 for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	18,361,700	-	-	18,361,700
Money Market Funds	475,704	-	-	475,704
Total	18,837,404	-	-	18,837,404

Large Capitalization Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	26,387,960	-	-	26,387,960
Money Market Funds	190,930	-	-	190,930
Collateral for Securities Loaned	1,138,484	-	-	1,138,484
Total	27,717,374	-	-	27,717,374

Mid Capitalization
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	12,489,357	-	-	12,489,357
Exchange Traded Funds	371,886	-	-	371,886
Money Market Funds	31,282	-	-	31,282
Collateral for Securities Loaned	602,029	-	-	602,029
Total	13,494,554	-	-	13,494,554

Small Capitalization
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	10,866,165	-	-	10,866,165
Money Market Funds	581,622	-	-	581,622
Collateral for Securities Loaned	156,000	-	-	156,000
Total	11,603,787	-	-	11,603,787

International Equity
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	8,285,316	-	-	8,285,316
Money Market Funds	67,073	-	-	67,073
Total	8,352,389	-	-	8,352,389

Health & Biotechnology
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	15,132,417	-	-	15,132,417
Money Market Funds	156,212	-	-	156,212
Collateral for Securities Loaned	1,524,890	-	-	1,524,890
Total	16,813,519	-	-	16,813,519

Technology & Communications
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	47,070,974	-	-	47,070,974
Money Market Funds	3,528,647	-	-	3,528,647
Collateral for Securities Loaned	2,551,780	-	-	2,551,780
Total	53,151,401	-	-	53,151,401

Energy & Basic Materials
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	6,226,474	-	-	6,226,474
Money Market Funds	99,117	-	-	99,117
Total	6,325,591	-	-	6,325,591

Financial Services
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	1,524,867	-	-	1,524,867
Money Market Funds	35,028	-	-	35,028
Total	1,559,895	-	-	1,559,895

Investment Quality Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	12,067,165	-	12,067,165
Money Market Funds	79,936	-	-	79,936
Collateral for Securities Loaned	2,054,565	-	-	2,054,565
Total	2,134,501	12,067,165	-	14,201,666

Municipal Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	3,591,757	-	3,591,757
Money Market Funds	625,392	-	-	625,392
Total	625,392	3,591,757	-	4,217,149

U.S. Government Money Market
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	5,194,919	-	5,194,919
Repurchase Agreement	-	14,424,000	-	14,424,000
Total	-	19,618,919	-	19,618,919

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

1/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

1/31/11

By (Signature and Title)

       /s/Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date

1/31/11